SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS
NOTE 12:-	SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS

a.	Financial income, net:

	Year ended December 31,
	2009	2010	2011
Financial income:
Interest from bank deposits and marketable securities	$360	$449	$304
Gains from marketable securities, net	-	-	71
Exchange rate differences , net	12	-	102
Interest from government authorities, net	-	-	988
Other	9	-	-

	381	449	1,465
Financial expenses:
Losses from marketable securities, net	237	38	-
Exchange rate differences , net	-	45	-
Accretion of payment obligation related to acquisition	-	-	100
Other	72	44	72

	309	127	172

	$72	$322	$1,293

b.	Research and development costs, net:

	Year ended December 31,
	2009	2010	2011

Total costs	$6,254	$6,607	$8,192
Capitalized software development costs	-	-	(739)

	$6,254	$6,607	$7,453

c.	Net earnings per Ordinary share: Computation of basic and diluted net earnings per share is as follows:

1.	Numerator:

	Year ended December 31,
	2009	2010	2011

Net income available to Ordinary shareholders	$8,013	$8,389	$5,668

2.	Denominator:

	Year ended December 31,
	2009	2010	2011

Denominator for basic net earnings per share -
Weighted average number of Ordinary shares, net of treasury stock	9,347,915	9,622,181	9,796,380
Effect of dilutive securities:
Add - stock options	214,806	209,447	205,791
Denominator for diluted net earnings per share - adjusted weighted average shares	9,562,721	9,831,628	10,002,171